FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - Undiscounted future cash flow basis [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 28,718	£ 30,974
Customer deposits	426,678	418,926
Financial liabilities at fair value through profit or loss	29,511	39,931
Debt securities in issue	125,357	108,254
Liabilities arising from non-participating investment contracts	37,459	13,853
Other liabilities (Lease liabilities)	2,002
Subordinated liabilities	27,016	29,967
Total non-derivative financial liabilities	676,741	641,905
Derivative financial liabilities:
Derivative financial liabilities	33,218	26,578
Net settled derivatives liabilities	26,719	16,798
Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	175,759	168,121
Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(169,260)	(158,341)
Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	6,499	9,780
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	5,009	2,820
Customer deposits	385,864	380,985
Financial liabilities at fair value through profit or loss	4,370	9,693
Debt securities in issue	5,335	5,942
Liabilities arising from non-participating investment contracts	37,459	13,853
Other liabilities (Lease liabilities)	2
Subordinated liabilities	942	247
Total non-derivative financial liabilities	438,981	413,540
Derivative financial liabilities:
Derivative financial liabilities	25,937	14,375
Net settled derivatives liabilities	23,648	13,511
Not later than one month [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	43,118	39,165
Not later than one month [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(40,829)	(38,301)
Not later than one month [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	2,289	864
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,564	2,710
Customer deposits	14,433	10,584
Financial liabilities at fair value through profit or loss	5,543	10,984
Debt securities in issue	9,858	7,314
Other liabilities (Lease liabilities)	61
Subordinated liabilities	1,462	1,017
Total non-derivative financial liabilities	33,921	32,609
Derivative financial liabilities:
Derivative financial liabilities	1,473	796
Net settled derivatives liabilities	48	103
Later than one month and not later than three months [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	44,379	27,976
Later than one month and not later than three months [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(42,954)	(27,283)
Later than one month and not later than three months [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	1,425	693
Later than three months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	762	1,022
Customer deposits	14,327	14,169
Financial liabilities at fair value through profit or loss	2,255	7,553
Debt securities in issue	19,205	22,564
Other liabilities (Lease liabilities)	190
Subordinated liabilities	1,918	1,144
Total non-derivative financial liabilities	38,657	46,452
Derivative financial liabilities:
Derivative financial liabilities	1,168	1,053
Net settled derivatives liabilities	122	209
Later than three months and not later than twelve months [Member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	34,012	23,978
Later than three months and not later than twelve months [Member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(32,966)	(23,134)
Later than three months and not later than twelve months [Member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	1,046	844
Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	20,066	20,920
Customer deposits	10,661	11,634
Financial liabilities at fair value through profit or loss	2,690	930
Debt securities in issue	54,638	48,233
Other liabilities (Lease liabilities)	803
Subordinated liabilities	7,837	8,231
Total non-derivative financial liabilities	96,695	89,948
Derivative financial liabilities:
Derivative financial liabilities	1,954	3,331
Net settled derivatives liabilities	700	782
Later than one year and not later than five years [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	36,012	43,239
Later than one year and not later than five years [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(34,758)	(40,690)
Later than one year and not later than five years [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	1,254	2,549
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	317	3,502
Customer deposits	1,393	1,554
Financial liabilities at fair value through profit or loss	14,653	10,771
Debt securities in issue	36,321	24,201
Other liabilities (Lease liabilities)	946
Subordinated liabilities	14,857	19,328
Total non-derivative financial liabilities	68,487	59,356
Derivative financial liabilities:
Derivative financial liabilities	2,686	7,023
Net settled derivatives liabilities	2,201	2,193
Later than five years [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	18,238	33,763
Later than five years [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(17,753)	(28,933)
Later than five years [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	£ 485	£ 4,830